VIRTUS Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value(1)	Value
Foreign Government Securities—4.3%
Egypt—0.8%
African Export-Import Bank (The) 144A 2.634%, 5/17/26(2)	$45	$44
South Korea—3.5%
Korea Gas Corp. RegS 2.000%, 7/13/31(3)	200	178
Total Foreign Government Securities (Identified Cost $218)		222

Corporate Bonds and Notes—90.5%
Angola—1.0%
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	50	50
Argentina—4.0%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(2)(4)	43	29
MSU Energy S.A. 144A 9.750%, 12/5/30(2)	49	49
Telecom Argentina S.A.
144A 9.500%, 7/18/31(2)	24	25
144A 9.250%, 5/28/33(2)	26	27
YPF Energia Electrica S.A. 144A 7.875%, 10/16/32(2)	36	36
YPF S.A. 144A 9.500%, 1/17/31(2)	38	40
		206

Brazil—11.5%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(2)	19	19
Adecoagro S.A. 144A 7.500%, 7/29/32(2)	21	21
Braskem Netherlands Finance B.V. 144A 4.500%, 1/31/30(2)	59	27
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)	33	34
CSN Inova Ventures 144A 6.750%, 1/28/28(2)	9	7
CSN Resources S.A. 144A 4.625%, 6/10/31(2)	28	17
Eldorado Intl. Finance GmbH 144A 8.500%, 12/1/32(2)	19	19
FORESEA Holding S.A. 144A 7.500%, 6/15/30(2)	39	38
FS Luxembourg S.a.r.l. 144A 8.125%, 2/11/36(2)	29	27
JBS N.V. 4.375%, 2/2/52	53	40
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	38	34
OHI Group S.A. 144A 13.000%, 7/22/29(2)	30	30
PRIO Luxembourg Holding S.a.r.l. 144A 6.750%, 10/15/30(2)	19	19
	Par Value(1)	Value

Brazil—continued
Raizen Fuels Finance S.A.
144A 5.300%, 1/20/27(2)	$11	$6
144A 6.250%, 7/8/32(2)(4)	19	10
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(2)(5)	46	45
Simpar Europe S.A. 144A 5.200%, 1/26/31(2)	48	41
Sitios Latinoamerica SAB de C.V. 144A 5.375%, 4/4/32(2)	19	18
Suzano Austria GmbH
3.750%, 1/15/31	28	26
144A 7.000%, 3/16/47(2)	23	25
Trident Energy Finance plc 144A 12.500%, 11/30/29(2)	19	20
Vamos Europe S.A. 144A 9.200%, 1/26/31(2)	22	21
Yinson Bergenia Production B.V. 144A 8.498%, 1/31/45(2)	16	17
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(2)	25	27
		588

Cayman Islands—0.4%
Melco Resorts Finance Ltd. RegS 6.500%, 9/24/33(3)	20	19
Chile—4.1%
ATP Tower Holdings 144A 7.875%, 2/3/30(2)	22	22
Banco de Chile 144A 2.990%, 12/9/31(2)	60	54
Banco de Credito e Inversiones S.A. 144A 7.500% (2)(6)	37	39
Cia Cervecerias Unidas S.A. 144A 3.350%, 1/19/32(2)	44	39
Inversiones CMPC S.A. 144A 6.700%, 12/9/57(2)	42	41
Sociedad Quimica y Minera de Chile S.A. 144A 5.625%, 4/22/56(2)	13	13
		208

China—9.2%
Alibaba Group Holding Ltd. 3.150%, 2/9/51	35	23
CK Hutchison International 24 II Ltd. (Hong Kong), 144A 4.750%, 9/13/34(2)	110	108
ENN Clean Energy International Investment Ltd. 144A 3.375%, 5/12/26(2)	50	50
Melco Resorts Finance Ltd. (Macau) RegS 5.375%, 12/4/29(3)	84	81
Sands China Ltd. (Macau) 5.400%, 8/8/28	100	101
Standard Chartered plc (Hong Kong) 144A 2.678%, 6/29/32(2)	69	61
Tencent Holdings Ltd. 144A 2.390%, 6/3/30(2)	50	47
		471

See Notes to Schedule of Investments

VIRTUS Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Colombia—3.6%
AI Candelaria -Spain- S.A. 144A 5.750%, 6/15/33(2)	$39	$34
Banco Davivienda S.A. 144A 6.650% (2)(6)	42	37
Ecopetrol S.A.
6.875%, 4/29/30	15	15
7.375%, 9/18/43	44	40
Geopark Ltd. 144A 8.750%, 1/31/30(2)	13	13
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(2)	31	26
Grupo Nutresa S.A. 144A 9.000%, 5/12/35(2)	16	18
		183

Czech Republic—2.2%
CPI Property Group S.A. RegS 6.000%, 1/27/32(3)	100 EUR	110
Ghana—1.3%
Kosmos Energy Ltd.
RegS 7.750%, 5/1/27(3)	50	50
RegS 7.500%, 3/1/28(3)	15	14
		64

Guatemala—0.8%
CT Trust 144A 5.125%, 2/3/32(2)	11	10
Investment Energy Resources Ltd. 144A 6.250%, 4/26/29(2)	28	28
		38

India—6.9%
Adani Electricity Mumbai Ltd. 144A 3.949%, 2/12/30(2)	150	137
Adani Ports & Special Economic Zone Ltd.
RegS 3.100%, 2/2/31(3)	14	12
RegS 3.828%, 2/2/32(3)	23	20
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(2)	82	66
JSW Hydro Energy Ltd. 144A 4.125%, 5/18/31(2)	42	38
Shriram Finance Ltd. RegS 6.625%, 4/22/27(3)	20	20
Vedanta Resources Finance II plc
144A 10.875%, 9/17/29(2)	9	10
144A 9.475%, 7/24/30(2)	50	51
		354

Indonesia—2.7%
Freeport Indonesia PT RegS 5.315%, 4/14/32(3)	60	60
Minejesa Capital B.V. 144A 4.625%, 8/10/30(2)	81	80
		140

	Par Value(1)	Value

Israel—0.9%
Energean Israel Finance Ltd. 144A, RegS 5.375%, 3/30/28(2)(3)	$7	$7
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(3)	10	10
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	30	30
		47

Kazakhstan—2.1%
KazMunayGas National Co. JSC
144A 3.500%, 4/14/33(2)	75	67
144A 5.750%, 4/19/47(2)	43	40
		107

Kuwait—0.8%
NBK Tier 1 Ltd. 144A 6.375% (2)(6)	39	38
Malaysia—0.5%
GENM Capital Labuan Ltd. RegS 3.882%, 4/19/31(3)	15	14
Petronas Capital Ltd. 144A 4.950%, 1/3/31(2)	13	13
		27

Mauritius—0.3%
HTA Group Ltd. 144A 6.750%, 4/1/31(2)	15	15
Mexico—6.2%
Alpek SAB de C.V. 144A 3.250%, 2/25/31(2)	6	5
Banco Mercantil del Norte S.A.
144A 7.500%(2)(6)	49	49
RegS 5.750%, 10/4/31(3)	28	28
Cemex SAB de C.V. 144A 7.200% (2)(6)	30	30
El Puerto de Liverpool SAB de C.V. 144A 5.750%, 2/10/38(2)	19	18
Gruma SAB de C.V. 144A 5.761%, 12/9/54(2)	39	37
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(2)	36	35
Grupo Televisa SAB 6.625%, 1/15/40	30	24
Orbia Advance Corp. SAB de C.V.
144A 7.500%, 5/13/35(2)	14	13
144A 5.875%, 9/17/44(2)	18	13
Poinsettia Finance Ltd. S.a.r.l. RegS 6.625%, 6/17/31(3)	32	31
Saavi Energia S.a.r.l. 144A 8.875%, 2/10/35(2)	18	19
Tierra Mojada Luxembourg II S.a.r.l. 144A 5.750%, 12/1/40(2)	16	15
		317

See Notes to Schedule of Investments

VIRTUS Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Morocco—2.0%
OCP S.A.
144A 6.875%, 4/25/44(2)	$20	$20
144A 7.500%, 5/2/54(2)	79	83
		103

Nigeria—2.5%
Access Bank plc 144A 6.125%, 9/21/26(2)	15	15
IHS Holding Ltd.
144A 7.875%, 5/29/30(2)	33	33
144A 8.250%, 11/29/31(2)	26	27
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	54	54
		129

Panama—0.5%
Banco General S.A. 144A 5.250% (2)(6)	27	26
Peru—2.9%
Banco de Credito del Peru S.A.
144A 5.800%, 3/10/35(2)	25	25
144A 6.450%, 7/30/35(2)	6	6
Kallpa Generacion S.A. 144A 5.500%, 9/11/35(2)	26	25
Marcobre SAC 144A 5.750%, 1/22/36(2)	21	20
Orazul Energy Peru S.A. 144A 6.250%, 9/17/32(2)	20	20
Scotiabank Peru SAA 144A 6.100%, 10/1/35(2)	26	27
Volcan Cia Minera SAA 144A 8.500%, 10/28/32(2)	26	26
		149

Poland—0.4%
ORLEN S.A. 144A 6.000%, 1/30/35(2)	20	20
Saudi Arabia—2.8%
Acwa Power Management & Investments One Ltd. 144A 5.950%, 12/15/39(2)	85	84
EIG Pearl Holdings S.a.r.l. 144A 3.545%, 8/31/36(2)	65	58
		142

Singapore—0.7%
Medco Maple Tree Pte Ltd. RegS 8.960%, 4/27/29(3)	25	26
United Overseas Bank Ltd. (SOFR + 0.580%) 144A 4.227%, 4/2/28(2)(7)	10	10
		36

South Africa—4.1%
Prosus N.V. RegS 3.061%, 7/13/31(3)	125	112
	Par Value(1)	Value

South Africa—continued
Sasol Financing USA LLC 4.375%, 9/18/26	$100	$99
		211

South Korea—0.4%
Hanwha Life Insurance Co., Ltd. 144A 6.300%, 6/24/55(2)	20	21
Taiwan—1.7%
TSMC Global Ltd. RegS 1.375%, 9/28/30(3)	100	88
Tanzania—2.6%
HTA Group Ltd. 144A 7.500%, 6/4/29(2)	129	131
Thailand—0.9%
Bangkok Bank PCL RegS 5.082%, 11/26/35(3)	20	19
Thaioil Treasury Center Co., Ltd. RegS 3.500%, 10/17/49(3)	38	26
		45

Turkey—3.6%
Akbank TAS 144A 7.875%, 9/4/35(2)	50	49
Aydem Yenilenebilir Enerji AS 144A 9.875%, 9/30/30(2)	23	22
Turk Telekomunikasyon AS 144A 6.950%, 10/7/32(2)	20	19
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(2)	37	38
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	36	36
Zorlu Enerji Elektrik Uretim AS 144A 11.000%, 4/23/30(2)	21	19
		183

Ukraine—1.6%
Metinvest B.V. 144A 7.750%, 10/17/29(2)	35	30
VF Ukraine PAT via VFU Funding plc 144A 9.625%, 2/11/27(2)	51	50
		80

United Arab Emirates—3.7%
Abu Dhabi National Energy Co. PJSC
144A 4.696%, 4/24/33(2)	100	96
144A 3.400%, 4/29/51(2)	18	12
DP World Ltd. 144A 4.700%, 9/30/49(2)	100	79
		187

Vietnam—1.1%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	58	57
See Notes to Schedule of Investments

VIRTUS Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

	Zambia—0.5%
First Quantum Minerals Ltd. 144A 8.625%, 6/1/31(2)	$24	$25
	Total Corporate Bonds and Notes (Identified Cost $4,646)	4,615

	Total Long-Term Investments—94.8% (Identified Cost $4,864)	4,837

	TOTAL INVESTMENTS—94.8% (Identified Cost $4,864)	$4,837
	Other assets and liabilities, net—5.2%	265
	NET ASSETS—100.0%	$5,102

Abbreviations:
JSC	Joint Stock Company
LLC	Limited Liability Company
PCL	Public Company Limited
PIK	Payment-in-Kind Security
PJSC	Public Joint Stock Company
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Foreign Currencies:
EUR	Euro

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to a value of $3,531 or 69.2% of net assets.

(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Security in default; no interest payments are being received.
(5)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(6)	No contractual maturity date.
(7)
Variable rate security. Rate disclosed is as of March 31, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Counterparties:
BCLG	Barclays Capital Group
CITI	Citigroup Global Markets

Country Weightings†
Brazil	12%
China	10
India	7
Mexico	7
South Africa	4
Chile	4
Argentina	4
Other	52
Total	100%
† % of total investments as of March 31, 2026.
See Notes to Schedule of Investments

VIRTUS Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)

Forward foreign currency exchange contracts as of March 31, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	10	USD	12	BCLG	04/10/26	$—	$— (1)
USD	125	EUR	106	CITI	04/10/26	2	—
Total						$2	$— (1)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$222	$222
Corporate Bonds and Notes	4,615	4,615
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	2	2
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	— (1)	— (1)
Total Investments	$4,839	$4,839

(1)	Amount is less than $500 (not in thousands).
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMD MACS
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent annual financial statements.